UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21549
                                                    -----------

                   First Trust Energy Income and Growth Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                187 Danbury Road
                                Wilton, CT 06897
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                   Date of reporting period: August 31, 2014
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST ENERGY INCOME AND GROWTH FUND (FEN)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2014 (UNAUDITED)

    SHARES/
     UNITS                                    DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------    ---------------
MASTER LIMITED PARTNERSHIPS - 111.4%

                 GAS UTILITIES - 5.4%
        493,181  AmeriGas Partners, L.P. (a)...........................................    $    22,819,485
        424,784  Suburban Propane Partners, L.P. (a)...................................         18,890,144
                                                                                           ---------------
                                                                                                41,709,629
                                                                                           ---------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.0%
        165,700  Brookfield Renewable Energy Partners, L.P. (CAD) .....................          4,922,386
         76,300  NextEra Energy Partners, L.P. (a) (b).................................          2,678,893
                                                                                           ---------------
                                                                                                 7,601,279
                                                                                           ---------------

                 OIL, GAS & CONSUMABLE FUELS - 105.0%
        223,650  Access Midstream Partners, L.P. (a)...................................         14,391,877
        248,401  Alliance Holdings GP, L.P. (a)........................................         17,840,160
        899,944  Alliance Resource Partners, L.P. (a)..................................         44,781,213
        182,662  Buckeye Partners, L.P. (a)............................................         14,430,298
        902,850  El Paso Pipeline Partners, L.P. (a)...................................         37,522,446
      1,255,921  Enbridge Energy Partners, L.P. (a)....................................         45,615,038
        781,758  Energy Transfer Equity, L.P. (a)......................................         47,413,623
        552,544  Energy Transfer Partners, L.P. (a)....................................         31,743,653
      2,123,306  Enterprise Products Partners, L.P. (a)................................         86,269,923
        223,500  EQT Midstream Partners, L.P. (a)......................................         21,789,015
         50,000  Hoegh LNG Partners L.P. (a) (b).......................................          1,294,500
        604,448  Holly Energy Partners, L.P. (a).......................................         21,935,418
        497,571  Kinder Morgan Energy Partners, L.P. (a)...............................         47,955,893
      1,139,654  Magellan Midstream Partners, L.P. (a).................................         95,651,160
        254,000  MPLX, L.P. (a)........................................................         15,494,000
        183,200  Natural Resource Partners, L.P. (a)...................................          2,909,216
        303,560  NGL Energy Partners, L.P. (a).........................................         12,925,585
        125,646  NuStar Energy, L.P. (a)...............................................          8,303,944
        206,405  NuStar GP Holdings, LLC (a)...........................................          8,885,735
        136,000  Oiltanking Partners, L.P. (a).........................................          6,676,240
        635,740  ONEOK Partners, L.P. (a)..............................................         37,782,028
         30,300  Phillips 66 Partners, L.P. (a)........................................          2,242,200
        988,382  Plains All American Pipeline, L.P. (a)................................         59,233,733
        567,084  Spectra Energy Partners, L.P. (a).....................................         32,318,117
        397,927  TC Pipelines, L.P. (a)................................................         23,326,481
        716,909  Teekay LNG Partners, L.P. (a).........................................         31,113,851
        199,526  TransMontaigne Partners, L.P. (a).....................................          8,779,144
        551,155  Williams Partners, L.P. (a)...........................................         29,216,727
                                                                                           ---------------
                                                                                               807,841,218
                                                                                           ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ....................................        857,152,126
                 (Cost $348,042,449)                                                       ---------------

COMMON STOCKS - 49.7%

                 ELECTRIC UTILITIES - 8.2%
         102,100 Emera, Inc. (CAD) ....................................................          3,228,362
         661,200 ITC Holdings Corp. (a)................................................         24,695,820
         100,000 NextEra Energy, Inc. .................................................          9,845,000
         175,000 Northeast Utilities ..................................................          8,030,750


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY INCOME AND GROWTH FUND (FEN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)

    SHARES/
     UNITS                                    DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------    ---------------
COMMON STOCKS (CONTINUED)

                 ELECTRIC UTILITIES (CONTINUED)
        257,600  NRG Yield, Inc., Class A (a)..........................................    $    14,010,864
         75,000  Southern (The) Co. ...................................................          3,330,000
                                                                                           ---------------
                                                                                                63,140,796
                                                                                           ---------------

                 GAS UTILITIES - 4.3%
         73,300  Atmos Energy Corp. (a)................................................          3,706,048
        137,300  Laclede Group, Inc. (a)...............................................          6,789,485
        362,323  Questar Corp. ........................................................          8,518,214
         50,000  South Jersey Industries, Inc. (a).....................................          2,897,500
        213,030  UGI Corp. ............................................................         11,286,329
                                                                                           ---------------
                                                                                                33,197,576
                                                                                           ---------------

                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.5%
        125,000  Pattern Energy Group, Inc. (a)........................................          4,029,375
                                                                                           ---------------

                 MULTI-UTILITIES - 7.0%
        246,743  Dominion Resources, Inc. .............................................         17,326,293
         15,000  National Grid PLC, ADR ...............................................          1,121,100
        485,700  NiSource, Inc. .......................................................         19,267,719
        125,000  Public Service Enterprise Group, Inc. ................................          4,673,750
         50,000  Sempra Energy ........................................................          5,298,500
        140,000  Wisconsin Energy Corp. ...............................................          6,346,200
                                                                                           ---------------
                                                                                                54,033,562
                                                                                           ---------------

                 OIL, GAS & CONSUMABLE FUELS - 29.2%
        295,747  Enbridge Energy Management, LLC (a) (c)...............................         10,593,670
        251,700  Enbridge Income Fund Holdings, Inc. (CAD) ............................          7,481,784
        116,930  Enbridge, Inc. .......................................................          5,828,961
        200,000  Inter Pipeline, Ltd. (CAD) ...........................................          6,673,411
        177,480  Keyera Corp. (CAD) ...................................................         15,614,584
        666,475  Kinder Morgan Management, LLC (a) (c).................................         65,127,937
        552,600  Kinder Morgan, Inc. ..................................................         22,247,676
        299,000  Pembina Pipeline Corp. (CAD) .........................................         13,741,405
        328,250  Spectra Energy Corp. .................................................         13,674,895
        365,991  TransCanada Corp. ....................................................         19,682,996
        733,158  Williams (The) Cos., Inc. ............................................         43,578,912
                                                                                           ---------------
                                                                                               224,246,231
                                                                                           ---------------

                 REAL ESTATE INVESTMENT TRUSTS - 0.5%
        422,512  CorEnergy Infrastructure Trust .......................................          3,380,096
                                                                                           ---------------
                 TOTAL COMMON STOCKS ..................................................        382,027,636
                 (Cost $258,653,205)                                                       ---------------

                 TOTAL INVESTMENTS - 161.1% ...........................................      1,239,179,762
                 (Cost $606,695,654) (d)                                                   ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY INCOME AND GROWTH FUND (FEN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)

  NUMBER OF
  CONTRACTS                                   DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------    ---------------
CALL OPTIONS WRITTEN - (0.9%)
                 Dominion Resources, Inc. Calls
          2,200  @ $72.50 due October 2014.............................................    $       (77,000)
            200  @  75.00 due January 2015.............................................            (12,000)
                                                                                           ---------------
                                                                                                   (89,000)
                                                                                           ---------------
                 Enbridge, Inc. Calls
            600  @  50.00 due September 2014...........................................            (34,800)
            500  @  50.00 due October 2014.............................................            (55,000)
                                                                                           ---------------
                                                                                                   (89,800)
                                                                                           ---------------
                 Kinder Morgan Energy Partners, L.P. Call
            400  @  82.50 due September 2014...........................................           (556,000)
                                                                                           ---------------
                 Kinder Morgan, Inc. Calls
            900  @  35.00 due September 2014...........................................           (465,750)
          1,000  @  42.50 due March 2015...............................................            (95,000)
          1,500  @  45.00 due March 2015...............................................            (72,000)
                                                                                           ---------------
                                                                                                  (632,750)
                                                                                           ---------------
                 National Grid PLC, ADR Call
             23  @  70.00 due September 2014...........................................            (10,350)
                                                                                           ---------------
                 NextEra Energy, Inc. Calls
            500  @  110.00 due September 2014..........................................             (2,500)
            500  @  105.00 due December 2014...........................................            (37,500)
                                                                                           ---------------
                                                                                                   (40,000)
                                                                                           ---------------
                 NiSource, Inc. Calls
          1,444  @  41.00 due October 2014.............................................            (72,200)
            269  @  42.00 due October 2014.............................................             (2,690)
            700  @  41.00 due January 2015.............................................            (70,000)
          1,200  @  42.00 due January 2015.............................................           (108,000)
                                                                                           ---------------
                                                                                                  (252,890)
                                                                                           ---------------
                 Northeast Utilities Calls
            400  @  50.00 due October 2014.............................................             (4,000)
            700  @  50.00 due January 2015.............................................            (14,000)
            650  @  50.00 due April 2015...............................................            (24,375)
                                                                                           ---------------
                                                                                                   (42,375)
                                                                                           ---------------
                 Public Service Enterprise Group, Inc. Call
          1,200  @  40.00 due March 2015...............................................            (78,000)
                                                                                           ---------------
                 Questar Corp. Calls
          1,500  @  25.00 due October 2014.............................................            (22,500)
            800  @  26.00 due October 2014.............................................            (12,000)
            600  @  25.00 due January 2015.............................................            (16,500)
            700  @  26.00 due January 2015.............................................            (17,500)
                                                                                           ---------------
                                                                                                   (68,500)
                                                                                           ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY INCOME AND GROWTH FUND (FEN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)

  NUMBER OF
  CONTRACTS                                   DESCRIPTION                                       VALUE
---------------  ----------------------------------------------------------------------    ---------------
CALL OPTIONS WRITTEN (CONTINUED)
                 Sempra Energy Call
            500  @ $105.00 due October 2014............................................    $      (115,500)
                                                                                           ---------------
                 Southern (The) Co. Calls
            450  @  46.00 due November 2014............................................            (15,750)
            200  @  47.00 due November 2014............................................             (3,200)
                                                                                           ---------------
                                                                                                   (18,950)
                                                                                           ---------------
                 Spectra Energy Corp. Calls
          1,400  @  44.00 due September 2014...........................................            (14,000)
          1,800  @  45.00 due September 2014...........................................            (18,000)
                                                                                           ---------------
                                                                                                   (32,000)
                                                                                           ---------------
                 TransCanada Corp. Calls
          2,560  @  50.00 due November 2014............................................         (1,075,200)
          1,000  @  55.00 due November 2014............................................           (120,000)
                                                                                           ---------------
                                                                                                (1,195,200)
                                                                                           ---------------
                 UGI Corp. Calls
          1,550  @  50.00 due October 2014.............................................           (496,000)
            580  @  55.00 due January 2015.............................................            (43,500)
                                                                                           ---------------
                                                                                                  (539,500)
                                                                                           ---------------
                 Williams (The) Cos., Inc. Calls
          2,500  @  62.50 due October 2014.............................................            (85,000)
          2,500  @  50.00 due November 2014............................................         (2,293,750)
          2,266  @  62.50 due January 2015.............................................           (310,442)
                                                                                           ---------------
                                                                                                (2,689,192)
                                                                                           ---------------
                 Wisconsin Energy Corp. Calls
            500  @  45.00 due October 2014.............................................            (55,000)
            500  @  50.00 due October 2014.............................................             (5,000)
            397  @  50.00 due January 2015.............................................             (7,940)
                                                                                           ---------------
                                                                                                   (67,940)
                                                                                           ---------------
                 TOTAL CALL OPTIONS WRITTEN ...........................................         (6,517,947)
                 (Premiums received $2,260,497)                                            ---------------

                 OUTSTANDING LOAN - (29.9%) ...........................................       (230,000,000)

                 NET OTHER ASSETS AND LIABILITIES - (30.3%) ...........................       (233,415,604)
                                                                                           ---------------
                 NET ASSETS - 100.0% ..................................................    $   769,246,211
                                                                                           ===============

(a) All or a portion of this security serves as collateral on the outstanding loan.

(b)   Non-income producing security.

(c) Non-income producing security which pays in-kind ("PIK") distributions. For the period ended August 31, 2014, the Fund received 15,466 PIK shares of Enbridge Energy Management, LLC and 34,688 PIK shares of Kinder Morgan Management, LLC.

(d) Aggregate cost for federal income tax purposes is $533,897,090. As of August 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $705,904,861 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $622,189.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY INCOME AND GROWTH FUND (FEN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

---------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of August 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                ASSETS TABLE

                                                                                    LEVEL 2        LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                    VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                        8/31/2014         PRICES         INPUTS         INPUTS
-----------------------------------------------  --------------  --------------  -------------  -------------
Master Limited Partnerships*...................  $  857,152,126  $  857,152,126  $          --  $          --
Common Stocks*.................................     382,027,636     382,027,636             --             --
                                                 --------------  --------------  -------------  -------------
Total Investments..............................  $1,239,179,762  $1,239,179,762  $          --  $          --
                                                 ==============  ==============  =============  =============

                                              LIABILITIES TABLE
                                                                                    LEVEL 2        LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                    VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                   8/31/2014         PRICES         INPUTS         INPUTS
                                                 --------------  --------------  -------------  -------------
Call Options Written...........................  $   (6,517,947) $   (6,517,947) $          --  $          --
                                                 ==============  ==============  =============  =============


*   See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at August 31, 2014.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST ENERGY INCOME AND GROWTH FUND (FEN)
                          AUGUST 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Energy Income and Growth Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEN on the NYSE MKT.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, deferred income taxes and any borrowings of the Fund) by the total number of Common Shares outstanding.


The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e. a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service, or are determined by First Trust Advisors L.P.'s (the "Advisor") Pricing Committee in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships ("MLPs") and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Securities traded in the over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Swaps are fair valued utilizing quotations provided by a third party pricing service or, if the pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

      Short-term investments that mature in less than 60 days when purchased are fair valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

                FIRST TRUST ENERGY INCOME AND GROWTH FUND (FEN)
                          AUGUST 31, 2014 (UNAUDITED)


      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2014, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call or put options ("options") on all or a portion of the common stock and MLPs held in the Fund's portfolio as determined to be appropriate by Energy Income Partners, LLC ("EIP" or the "Sub-Advisor"). The number of options the Fund can write (sell) is limited by the amount of common stock and MLPs the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

                FIRST TRUST ENERGY INCOME AND GROWTH FUND (FEN)
                          AUGUST 31, 2014 (UNAUDITED)


The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

                          3. DERIVATIVES TRANSACTIONS

Written option activity for the Fund for the fiscal year-to-date period (December 1, 2013 through August 31, 2014) was as follows:

                                                 Number
                                                   of
Written Options                                Contracts        Premiums
-----------------------------------------------------------------------------
Options outstanding at November 30, 2013...       35,777      $   2,009,237
Options Written............................       85,911          5,250,567
Options Expired............................      (32,897)        (1,792,145)
Options Exercised..........................      (22,751)        (1,664,589)
Options Closed.............................      (28,851)        (1,542,573)
                                               ---------      -------------
Options outstanding at August 31, 2014.....       37,189      $   2,260,497
                                               =========      =============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       First Trust Energy Income and Growth Fund
               --------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 24, 2014
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 24, 2014
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: October 24, 2014
     -------------------

*Print the name and title of each signing officer under his or her signature.